UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSR
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)
                                     --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



     MAN-GLENWOOD LEXINGTON TEI, LLC

     CONSOLIDATED FINANCIAL STATEMENTS AS OF MARCH 31, 2005
     AND REPORT OF INDEPENDENT REGISTERED
     PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON TEI, LLC

TABLE OF CONTENTS
-----------------------------------------------------------------------------

                                                                         PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................1

FINANCIAL STATEMENTS:

   Consolidated Statement of Assets and Liabilities........................2

   Consolidated Statement of Operations....................................3

   Consolidated Statements of Changes in Net Assets........................4

   Consolidated Statement of Cash Flows....................................5

   Notes to Consolidated Financial Statements..............................6


















The Man-Glenwood Lexington Associates Portfolio, LLC Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

A description of the policies and procedures that the Portfolio Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington TEI, LLC:

We have audited the accompanying consolidated statement of assets and liabilities of Man-Glenwood Lexington TEI, LLC (the "Company"), as of March 31, 2005, and the related consolidated statements of operations and cash flows for the year then ended, and the statements of changes in net assets for the year ended March 31, 2005 and the period from January 23, 2004 (inception) through March 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the management of the underlying fund. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Man-Glenwood Lexington TEI, LLC, as of March 31, 2005, and the results of its operations and its cash flows for year then ended and the changes in its net assets for the year ended March 31, 2005 and the period from January 23, 2004 (inception) through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP


May 20, 2005

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005
--------------------------------------------------------------------------------


ASSETS:
 Investment in Man-Glenwood Lexington Associates Portfolio, LLC,
 at fair value (cost $28,452,018)                                  $ 29,078,049
 Cash and cash equivalents                                              186,456
 Fund investments made in advance                                    10,632,422
 Receivable for investments sold                                        232,043
 Other assets                                                           102,755
                                                                   ------------
     Total assets                                                    40,231,725
                                                                   ------------

LIABILITIES:
 Capital contributions received in advance                           10,789,037
 Capital withdrawals payable                                            232,043
 Accrued professional fees payable                                       65,814
 Distribution fee payable                                                35,072
 Administrative fee payable                                              12,500
 Adviser fee payable                                                     17,487
 Other liabilities                                                       38,197
                                                                   ------------
     Total liabilities                                               11,190,150
                                                                   ------------
NET ASSETS                                                         $ 29,041,575
                                                                   ============
COMPONENTS OF NET ASSETS:
 Represented by:
 Capital transactions--net                                         $ 28,602,474
 Accumulated net investment loss                                       (507,162)
 Accumulated realized gain on investments                               120,295
 Accumulated net unrealized appreciation on investments                 825,968
                                                                   ------------
NET ASSETS                                                         $ 29,041,575
                                                                   ============
NET ASSET VALUE PER UNIT:
  (Net assets divided by 288,580.6320 units of beneficial
   interest)                                                       $     100.64
                                                                   ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2005
-------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD
 LEXINGTON ASSOCIATES PORTFOLIO, LLC:
 Interest                                                          $     576
 Expenses                                                           (320,808)
                                                                   ---------
     Net investment loss allocated from
      Man-Glenwood Lexington Associates Portfolio, LLC              (320,232)
                                                                   ---------
FUND INVESTMENT INCOME:
 Interest                                                              8,403
                                                                   ---------
     Total fund investment income                                      8,403
                                                                   ---------
FUND EXPENSES:
 Professional fees                                                   192,997
 Investor servicing fee                                               79,955
 Registration fees                                                    41,898
 Adviser fee                                                          39,850
 Directors fee                                                        33,571
 Transfer agency fee                                                  27,436
 Administrator fee                                                    24,229
 Withholding tax                                                      35,425
 Printing fee                                                          6,070
 Custody fee                                                           4,498
 Other                                                                30,863
                                                                   ---------
     Total fund expenses                                             516,792

 Less contractual expense waiver                                    (321,459)
                                                                   ---------
     Net fund expenses                                               195,333
                                                                   ---------
NET INVESTMENT LOSS                                                 (507,162)
                                                                   ---------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ALLOCATED FROM MAN-GLENWOOD
LEXINGTON ASSOCIATES PORTFOLIO, LLC:
 Net realized gain on investments                                    120,295
 Net change in unrealized appreciation on investments                825,968
                                                                   ---------
     Net realized and unrealized gain on investments allocated
      from Man-Glenwood Lexington Associates Portfolio, LLC          946,263
                                                                   ---------
INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                  $ 439,101
                                                                   =========

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 2005 AND THE PERIOD
JANUARY 23, 2004 (INCEPTION) THROUGH MARCH 31, 2004
----------------------------------------------------------------------------------------------------
                                                                                      FOR THE PERIOD
                                                                                     JANUARY 23, 2004
                                                                                        (INCEPTION)
                                                                 YEAR ENDED              THROUGH
                                                                MARCH 31, 2005        MARCH 31, 2004
                                                             --------------------    ----------------
INCREASE IN NET ASSETS
 FROM INVESTMENT ACTIVITIES:
 Net investment loss                                           $   (507,162)              $      --
 Net realized gain on investments                                   120,295                      --
 Net change in unrealized appreciation on investments               825,968                      --
                                                               ------------               ---------
     Net increase in net assets from
      investment activities                                         439,101                      --
                                                                -----------               ---------
CAPITAL TRANSACTIONS:
 Capital contributions                                           28,734,517                 100,000
 Capital withdrawals                                               (232,043)                     --
                                                               ------------               ---------
NET CAPITAL TRANSACTIONS                                         28,502,474                 100,000
                                                               ------------               ---------
NET ASSETS--Beginning of period                                     100,000                      --
                                                               ------------               ---------
NET ASSETS--End of period                                      $ 29,041,575               $ 100,000
                                                               ============               =========

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2005
----------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
 Increase in net assets from investment activities                         $    439,101
 Adjustments to reconcile net increase in net assets
  from investment activities to net cash used in operating activities:
  Net purchases of investments in Man-Glenwood Lexington Associates
   Portfolio, LLC                                                           (28,452,018)
  Appreciation of investment in Man-Glenwood Lexington Associates
   Portfolio, LLC                                                              (626,031)
  Increase in fund investments made in advance                              (10,632,422)
  Increase in receivable for investments sold                                  (232,043)
  Increase in other assets                                                     (102,755)
  Increase in adviser fee payable                                                17,487
  Increase in administrative fee payable                                         12,500
  Increase in accrued professional fees payable                                  65,814
  Increase in investor servicing fee payable                                     35,072
  Increase in other liabilities                                                  38,197
                                                                           ------------
     Net cash used in operating activities                                  (39,437,098)
                                                                           ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Capital contributions                                                      28,734,517
  Capital withdrawals                                                          (232,043)
  Increase in capital withdrawals payable                                       232,043
  Increase in capital contributions received in advance                      10,789,037
                                                                          -------------
     Net cash provided by financing activities                               39,523,554
                                                                          -------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                        86,456
                                                                          -------------
CASH AND CASH EQUIVALENTS--Beginning of year                                    100,000
                                                                          -------------
CASH AND CASH EQUIVALENTS--End of year                                    $     186,456
                                                                          =============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Man-Glenwood Lexington TEI, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on October 22, 2003 and initially funded on January 23, 2004 (inception date) with operations formally commencing on May 1, 2004.

      The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington TEI, LDC ("TEI LDC"), a limited duration company organized under the laws of the Cayman Islands that has the same investment objectives as the Company. TEI LDC was formed on January 30, 2004. As the Company controls substantially all of the operations of TEI LDC, TEI LDC is consolidated into the financial statements of the Company. TEI LDC in turn invests substantially all of its investable assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of March 31, 2005, TEI LDC owned approximately 24.9% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

      Glenwood Capital Investments, L.L.C. (the "Adviser") serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investment Inc. ("MII"), an affiliate of the Adviser, acts as the Company's investor servicing agent and general distributor.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Investments Global Fund Services ("SEI") acts as the Company's fund accounting agent, transfer agent and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


1.    ORGANIZATION (CONTINUED)

      The Company's Board of Managers has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor's Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

      The Company is treated as a partnership for Federal income tax purposes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. The Company does not presently intend to make periodic distributions of its net income or gains, if any, to its members.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2005, no dividends or distributions were declared or paid by the Portfolio Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon profits earned by the Portfolio Company. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2005, fees for these services ranged from 0.0% to 3.0% annually for management fees and 15.0% to 50.0% for incentive fees and allocations.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

      FUND EXPENSES -- The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month and payable quarterly (before the redemption of any interests). The Company pays the Adviser an administrative services fee for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company pays MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

      The Adviser is contractually obligated to reimburse expenses, including expenses allocated from the Portfolio Company, in excess of 3.00% of the aggregate net assets of the Company through December 31, 2005.

      The Adviser has agreed to bear all operational costs relating to TEI LDC.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      TAXES -- The Company is not subject to federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      The Company may be subject to withholding taxes or other tax obligations as a result of its investment in TEI LDC and any distributions to investors will be reduced by the amount of those taxes.

3.    CAPITAL STRUCTURE


      The Company accepts initial and additional subscriptions for units by eligible investors as of the first business day of each calendar month. It is expected that beginning January 1, 2006, subscriptions will be offered on a quarterly basis. The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


3.    CAPITAL STRUCTURE (CONTINUED)

      There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

      The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units as of September 30, 2004, December 31, 2004 and March 31, 2005.

      The Company's assets consist primarily of its interest in TEI LDC, which in turn invests substantially all of its assets in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in TEI LDC, which in turns liquidates a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

      The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

4.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:
                                                                                         FOR THE PERIOD
                                                                                        JANUARY 23, 2004
                                                                     YEAR ENDED       (INCEPTION) THROUGH
                                                                  MARCH 31, 2005         MARCH 31, 2004
                                                                ---------------------   -------------------

Net asset value, beginning of period                            $     100.00                  $  100.00
Net investment loss                                                    (3.18)                        --
Realized and unrealized gain on investments                             3.82                         --
                                                                ------------                  ---------
Total from operations                                                   0.64                         --
                                                                ------------                  ---------
Net asset value, end of period                                  $     100.64                  $  100.00
                                                                ============                  =========

Net assets, end of period                                       $ 29,041,575                  $ 100,000
Ratio of net investment loss to average net assets                     (3.17)%(2)                  0.00%
Ratio of operating expenses to average net assets (1)                   3.00% (2)                  0.00%
Ratio of withholding tax expense to average net assets (1)              0.23%                        --
                                                                ------------                  ---------
Ratio of total expenses to average net assets (1)                       3.23%                      0.00%
                                                                ------------                  ---------
Total return                                                            0.64%                      0.00%
Portfolio turnover                                                      23.88% (3)                 0.00%

(1) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds of the Portfolio Company.
(2) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (5.34)% and 5.40%, respectively.
(3)  Represents the portfolio turnover of the Portfolio Company.

MAN-GLENWOOD LEXINGTON TEI, LLC

FUND MANAGEMENT
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.


                                    POSITION(S)                                                            NUMBER OF       OTHER
                                       HELD          TERM OF OFFICE AND        PRINCIPAL OCCUPATION          FUNDS     DIRECTORSHIPS
         NAME, AGE AND ADDRESS      WITH FUND      LENGTH OF TIME SERVED       DURING PAST 5 YEARS         OVERSEEN         HELD
------------------------------------------------------------------------------------------------------------------------------------
John M. Kelly, 58                    Manager        Perpetual until            Sales and marketing of        Three          None
Man Investments Inc.                                resignation or removal     hedge funds for the
123 N. Wacker Drive, 28th Floor                     Manager since 1/13/04      Man Investments
Chicago, Illinois 60606                                                        Division of Man Group plc

Marvin L. Damsma, 58                 Manager        Perpetual until            Director of Trust
c/o Man-Glenwood Lexington                          resignation or removal     Investments for               Three          None
Associates Portfolio, LLC                           Manager since 1/13/04      BP America Inc.
123 N. Wacker Drive, 28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 62                   Manager        Perpetual until            Principal/partner of          Three          None
c/o Man-Glenwood Lexington                          resignation or removal     American Partners
Associates Portfolio, LLC                           Manager since 1/13/04      Consulting, a marketing
123 N. Wacker Drive, 28th Floor                                                organization
Chicago, Illinois 60606

Princicpal Officers Who Are Not Managers:

John B. Rowsell, 47                  President      Since 1/13/04              President (2003) and member of
                                     and Principal                             Investment Committee (2001),
                                     Executive                                 Glenwood Capital Investments,
                                     Officer                                   L.L.C. (investment adviser);
                                                                               Investment Manager, McKinsey &
                                                                               Co. (consultant)

Alicia Derrah, 47                    Treasurer      Since 1/13/04              Chief Financial Officer,
                                     and Principal                             Glenwood Capital Investments,
                                     Financial and                             L.L.C. (investment adviser)
                                     Accounting
                                     Officer

Robert Tucker, 37                    Vice           Since 1/13/04              Chief Operating Officer (2002)
                                     President                                 of Glenwood Capital Investments,
                                                                               L.L.C. Manager of Fund Operations,
                                                                               portfolio management, and treasury
                                                                               functions, Man Group plc,; CFO and
                                                                               a director, Earthport plc
                                                                               (technology company)
                                       11


MAN-GLENWOOD LEXINGTON TEI, LLC

FUND MANAGEMENT
(CONCLUDED) (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

Principal Officers Who Are Not Managers:

Steven Zoric, 34                     Chief          Chief Compliance           Head of U.S. Legal and Compliance,
                                     Compliance     Officer since 7/20/04      Man Investments Division of Man
                                     Officer and    and Secretary since        Group plc; Associate, Katten Muchin
                                     Secretary      1/13/04                    Zavis Rosenman (law) (April 1997 to
                                                                               October 1999, August 2000 to July
                                                                               2001); Futures and Commodities
                                                                               Compliance Manager, Morgan Stanley
                                                                               and Co. Inc. (Nov. 1999  to July 2000)
                                       12


ITEM 2.    CODE OF ETHICS.

As of March 31, 2005, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item ("All other fees").

---------------- ------------------------ ------------------------ ------------------------ --------------------------

                        Audit fees        Audit-related fees (1)        Tax fees (2)             All other fees
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------
                 3/31/2004    3/31/2005    3/31/2004   3/31/2005    3/31/2004   3/31/2005    3/31/2004    3/31/2005
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------
Registrant        $11,200      $6,000         $0         $6,004        $0         $5,550        $0            $0
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

         (1) Fees relating to semi-annual review
         (2) Fees relating to tax compliance and consulting


The following are fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments, L.L.C. ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood that were pre-approved by the Registrant's audit committee:

------------------- ---------------------------- -------------------------------- ------------------------------------
                        Audit-related fees                Tax fees (1)                    All other fees (2)
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------
                     3/31/2004     3/31/2005        3/31/2004       3/31/2005        3/31/2004         3/31/2005
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------
   Glenwood and         $0             $0           $173,055         $340,500         $20,000           $16,250
 control entities
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

         (1) Fees relating to tax compliance and consulting
         (2) Fees relating to security counts and debt compliance work

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood Capital Investments, L.L.C., if any, and for services to any control entity of Glenwood (if any) that provide ongoing services to the Registrant was $193,055 and $368,304 for the fiscal years ended March 31, 2004 and March 31, 2005, respectively.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company File No. 811-21285) (the "Portfolio Company"). The Portfolio Company has included a schedule of its investments as of March 31, 2005, in its filing on Form N-CSR made with the Securities and Exchange Commission on June 7, 2005.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers are filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       Man-Glenwood Lexington TEI, LLC


                                 By:   /s/ John B. Rowsell
                                       --------------------
                                       John B. Rowsell
                                       Principal Executive Officer

                                 Date: June 7, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ John B. Rowsell
                                       ---------------------
                                       John B. Rowsell
                                       Principal Executive Officer

                                 Date: June 7, 2005


                                 By:   /s/ Alicia B. Derrah
                                       --------------------
                                       Alicia B. Derrah
                                       Principal Financial Officer

                              Date:    June 7, 2005

                                  EXHIBIT INDEX

11(a)(1) Registrant's code of ethics for principal executive and principal financial officers

11(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

11(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended